SCHEDULE OF INVESTMENTS (000)*

June 30, 2021 (Unaudited)

Causeway Concentrated Equity Fund	Number of Shares	Value

COMMON STOCK

France — 8.9%

AXA SA	8,501	$216

Sanofi	2,829	296

		512

Germany — 5.3%

RWE AG	3,546	128

SAP SE	1,227	173

		301

Italy — 5.1%

Enel SpA	14,189	132

UniCredit SpA	13,468	159

		291

Japan — 2.5%

Takeda Pharmaceutical Co. Ltd.	4,300	144

Netherlands — 2.6%

Akzo Nobel NV	1,199	148

South Korea — 4.3%

Samsung Electronics Co. Ltd.	3,429	246

Spain — 2.6%

CaixaBank SA	48,973	151

Switzerland — 11.2%

Novartis AG	2,602	237

Roche Holding AG	705	266

Zurich Insurance Group AG	349	140

		643

United Kingdom — 2.5%

Rolls-Royce Holdings PLC[1]	106,226	145

United States — 52.8%

Alphabet Inc., Class C1	129	323

Ashland Global Holdings Inc.	3,050	267

Booking Holdings Inc.[1]	68	149

Broadcom Inc.	310	148

Carrier Global Corp.	3,754	182

Essent Group Ltd.	4,514	203

Exelon Corp.	5,412	240

Fiserv Inc.[1]	2,557	273

SCHEDULE OF INVESTMENTS (000)* (concluded)

June 30, 2021 (Unaudited)

Causeway Concentrated Equity Fund	Number of Shares	Value

United States — (continued)

Genpact Ltd.	5,548	$252

Hill-Rom Holdings Inc.	1,505	171

Las Vegas Sands Corp.[1]	2,982	157

Oracle Corp.	2,929	228

Quest Diagnostics Inc.	1,116	147

Sabre Corp.[1]	11,104	139

Westrock Co.	2,914	155

		3,034

Total Common Stock

(Cost $5,188) — 97.8%		5,615

Total Investments — 97.8%

(Cost $5,188)		5,615

Other Assets in Excess of Liabilities — 2.2%		127

Net Assets — 100.0%		$5,742

*	Except for share data.
1	Non-income producing security.

As of June 30, 2021, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-007-0200